Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Other reserves
Balance at the beginning	¥ 425,736,000	¥ 590,598,000	¥ (249,356,000)
Translation of foreign operations	574,000	(731,000)	672,000
Transfer to statutory reserve			0
Disposal of a subsidiary due to loss of control	20,840,000	(28,579,000)	(2,541,000)
Share-based payment reserve	35,462,000	78,967,000	47,788,000
Share re-purchase		1,982,000
Issuance of shares			211,959,000
Transaction costs related to issuance of shares upon initial public offering			(45,516,000)
Balance at the end	(186,422,000)	425,736,000	590,598,000
Share-based compensation expenses	35,463,000	78,967,000	47,788,000
Reserves
Other reserves
Balance at the beginning	870,355,000	789,285,000	95,245,000
Translation of foreign operations	574,000	(731,000)	672,000
Transfer to statutory reserve		194,000	4,621,000
Further acquisition of interests in subsidiaries (Note 31)	(555,000)	92,000	(5,741,000)
Partial disposal of interests in subsidiaries without loss of control (Note 31)	3,575,000	2,548,000	493,000
Share-based payment reserve	35,462,000	78,967,000	47,788,000
Issuance of shares			211,906,000
Transaction costs related to issuance of shares upon initial public offering			(45,516,000)
Preferred shares converted into ordinary share upon initial public offering			339,346,000
Exchangeable note converted into ordinary share upon initial public offering			140,471,000
Balance at the end	909,411,000	870,355,000	789,285,000
Capital reserve
Other reserves
Balance at the beginning	707,510,000	707,510,000	61,303,000
Further acquisition of interests in subsidiaries (Note 31)	380,000
Issuance of shares			211,906,000
Transaction costs related to issuance of shares upon initial public offering			(45,516,000)
Preferred shares converted into ordinary share upon initial public offering			339,346,000
Exchangeable note converted into ordinary share upon initial public offering			140,471,000
Balance at the end	707,890,000	707,510,000	707,510,000
Merger reserve
Other reserves
Balance at the beginning	(10,000,000)	(10,000,000)	(10,000,000)
Balance at the end	(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning	42,777,000	42,583,000	37,962,000
Transfer to statutory reserve		194,000	4,621,000
Balance at the end	¥ 42,777,000	42,777,000	42,583,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	50.00%
Share-based compensation reserve
Other reserves
Balance at the beginning	¥ 194,715,000	115,748,000	67,960,000
Share-based payment reserve	35,462,000	78,967,000	47,788,000
Balance at the end	¥ 230,177,000	194,715,000	115,748,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	10.00%
Reserve resulting from lapsing of options				¥ 67,960,000
Other reserve
Other reserves
Balance at the beginning	¥ (64,647,000)	(66,556,000)	(61,980,000)
Translation of foreign operations	574,000	(731,000)	672,000
Further acquisition of interests in subsidiaries (Note 31)	(935,000)	92,000	(5,741,000)
Partial disposal of interests in subsidiaries without loss of control (Note 31)	3,575,000	2,548,000	493,000
Balance at the end	(61,433,000)	(64,647,000)	¥ (66,556,000)
Share-based compensation expenses	¥ 35,462,000	¥ 78,967,000